Schedule of Property and Equipment (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ (624,050)	$ (305,023)
Total property and equipment - net	24,774,395	240,824
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 17,650,000
Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	4 years
Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	30 years
Land [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 3,550,000
Robots/Tray Bins [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 226,950	$ 205,650
Estimated Useful Lives (Years)	5 years	5 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 68,063	$ 36,765
Estimated Useful Lives (Years)		5 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	5 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	7 years
Production Molds [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 145,173	$ 145,173
Estimated Useful Lives (Years)	5 years	5 years
Production Molds [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	1 year
Production Molds [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 107,527	$ 107,527
Estimated Useful Lives (Years)	5 years	5 years
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 3,650,732	$ 50,732
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		$ 19,392
Estimated Useful Lives (Years)		5 years
Warehouse Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		$ 31,340
Estimated Useful Lives (Years)		5 years
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)		5 years